Equity (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity
Net profit	R$ 3,213,274	R$ (2,028,559)
Legal reserve	(160,664)
Tax incentive reserve	(639,741)
Interest on shareholders' equity calculation base	2,412,869
Minimum mandatory interest on shareholders equity	603,217
Remuneration of shareholders' exceeding the mandatory minimum	542,782
Total remuneration of shareholders' in the year, as interest on shareholders' equity	1,145,999
Withholding income tax on interest on shareholders' equity	(150,778)
Remuneration of shareholders net of withholding income tax	R$ 995,221
Percentage of calculation base	47.50%
Total remuneration of shareholders' outstanding	R$ 1,145,999
Remaining amounts outstanding	(1,686)
Interest on shareholders' equity outstanding	R$ 993,535